RESOURCE PROPERTY	9 Months Ended	12 Months Ended
	Oct. 31, 2011	Jan. 31, 2011
RESOURCE PROPERTY [Text Block]

2.	RESOURCE PROPERTY

Proteus Property

On July 15, 2010, the Company entered into an Option Agreement that would provide for the purchase of a 100% interest in the Proteus Property. The Proteus Property is located near Cobalt, Ontario.

To complete the option, the agreement requires the Company to make the following payments and incur the following amounts on exploration and development:

	a)	$25,000 upon the execution of the agreement (paid);

	b)	an additional $25,000 cash (paid) and incur $75,000 in exploration expenditures (of which the Company has prepaid $1,352 and incurred $73,648) by July 15, 2011;

	c)	an additional $25,000 cash and incur an additional $100,000 in exploration expenditures by July 15, 2012; and

	d)	incur an additional $150,000 in exploration expenditures by July 15, 2013.

The property is subject to a 2% Net Smelter Royalty, which the Company has the right to purchase in 2.5% increments for $500,000, on or before 1 year from the date of production.

To October 31, 2011, the Company has incurred the following on its resource property:

	October 31,	January 31,
	2011	2011
Acquisition cost	$50,000	$25,000
Exploration costs, beginning of period	$-	$-
Exploration	73,648	-
Exploration costs, end of period	$73,648	$-

3. RESOURCE PROPERTY

On July 15, 2010, the Company entered into an Option Agreement to purchase a 100% interest in the Proteus Property. The Proteus Property is located near Cobalt, Ontario.

To complete the option, the agreement requires the Company to make the following payments and incur the following amounts on exploration and development:

a) $25,000 upon the execution of the agreement (paid);

b) an additional $25,000 cash and incur $75,000 in exploration expenditures by July 15, 2011 (paid);

c) an additional $25,000 cash and incur an additional $100,000 in exploration expenditures by July 15, 2012; and

d) incur an additional $150,000 in exploration expenditures by July 15, 2013.

The property is subject to a 2% Net Smelter Royalty, which the Company has the right to purchase in 25% increments for $500,000, on or before 12 months from the date of production.

	January 31, 2011	January 31, 2010
Acquisition cost	$25,000	$-